Provisions, contingent liabilities, contingent assets and credit commitments - Movements in provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2024 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 2,777
Additions	1,703
Utilisation	(1,710)
Reversal of unutilised provisions	(264)
Other	(1)
Balance at end of year	2,505
Long service leave
Changes in other provisions
Balance at beginning of year	464
Additions	99
Utilisation	(58)
Reversal of unutilised provisions	(28)
Balance at end of year	477
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	933
Additions	1,139
Utilisation	(1,163)
Reversal of unutilised provisions	(9)
Other	(1)
Balance at end of year	899
Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	497
Additions	80
Reversal of unutilised provisions	(61)
Balance at end of year	516
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	183
Additions	7
Utilisation	(27)
Balance at end of year	163
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	342
Additions	190
Utilisation	(274)
Reversal of unutilised provisions	(48)
Balance at end of year	210
Litigation, non-lending losses and remediation provisions
Changes in other provisions
Balance at beginning of year	358
Additions	188
Utilisation	(188)
Reversal of unutilised provisions	(118)
Balance at end of year	240
Parent Entity
Changes in other provisions
Balance at beginning of year	2,543
Additions	1,602
Utilisation	(1,618)
Reversal of unutilised provisions	(256)
Balance at end of year	2,271
Parent Entity | Long service leave
Changes in other provisions
Balance at beginning of year	453
Additions	88
Utilisation	(48)
Reversal of unutilised provisions	(28)
Balance at end of year	465
Parent Entity | Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	844
Additions	1,099
Utilisation	(1,110)
Reversal of unutilised provisions	(9)
Balance at end of year	824
Parent Entity | Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	454
Additions	71
Reversal of unutilised provisions	(61)
Balance at end of year	464
Parent Entity | Lease restoration obligations
Changes in other provisions
Balance at beginning of year	160
Additions	6
Utilisation	(25)
Balance at end of year	141
Parent Entity | Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	329
Additions	180
Utilisation	(267)
Reversal of unutilised provisions	(44)
Balance at end of year	198
Parent Entity | Litigation, non-lending losses and remediation provisions
Changes in other provisions
Balance at beginning of year	303
Additions	158
Utilisation	(168)
Reversal of unutilised provisions	(114)
Balance at end of year	$ 179